UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund:  BlackRock Natural Resources Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 - 10/31/2008

Item 1 - Schedule of Investments

BlackRock Natural Resources Trust
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                              Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%                      Alumina Ltd.                                               153,800         $    218,879
                                            BHP Billiton Ltd.                                           60,500            1,162,279
                                            Newcrest Mining Ltd.                                       162,000            2,226,926
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Australia                                              3,608,084
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                      Companhia Vale do Rio Doce (Common Shares) (a)             174,000            2,282,880
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.0%          Petroleo Brasileiro SA (a)                                 107,400            2,887,986
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%              Votorantim Celulose e Papel SA (a)                         100,000            1,009,000
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Brazil                                                 6,179,866
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 17.2%
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Independents - 13.5%               Addax Petroleum Corp.                                       44,300              661,578
                                            Canadian Natural Resources Ltd.                             85,600            4,319,416
                                            Compton Petroleum Corp. (b)                                113,800              236,041
                                            Connacher Oil And Gas Ltd. (b)                             436,000              669,211
                                            Crew Energy, Inc. (b)                                      270,700            1,522,730
                                            EnCana Corp.                                               123,622            6,280,076
                                            Husky Energy, Inc.                                         106,400            3,195,619
                                            Iteration Energy Ltd. (b)                                  144,063              282,078
                                            Nexen, Inc.                                                118,600            1,883,352
                                            Niko Resources Ltd.                                         21,800              954,982
                                            Oilexco, Inc. (b)                                           82,000              344,927
                                            Pan Orient Energy Corp. (b)                                224,000              901,352
                                            Paramount Resources Ltd. (b)                                75,000              556,915
                                            Petro-Canada                                               116,800            2,920,727
                                            ProEx Energy Ltd. (b)                                      140,653            1,445,856
                                            Suncor Energy, Inc.                                        228,400            5,485,921
                                            TUSK Energy Corp. (b)                                      673,096              686,890
                                            Talisman Energy, Inc.                                      601,800            5,946,601
                                            TriStar Oil and Gas Ltd. (b)                               222,959            1,896,067
                                            UTS Energy Corp. (b)                                       200,000              152,659
                                                                                                                       ------------
                                                                                                                         40,342,998
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.5%          Tesco Corp. (b)                                            106,300            1,209,694
                                            Trican Well Service Ltd.                                    42,500              398,449
                                                                                                                       ------------
                                                                                                                          1,608,143
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 1.0%                                 Barrick Gold Corp.                                          51,800            1,184,442
                                            Eldorado Gold Corp. (b)                                    404,500            1,671,293
                                                                                                                       ------------
                                                                                                                          2,855,735
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                      First Quantum Minerals Ltd.                                 55,700            1,173,799
                                            Franco-Nevada Corp.                                         75,000            1,074,629
                                            Goldcorp, Inc.                                             124,682            2,331,645
                                            HudBay Minerals, Inc. (b)                                  195,000              880,113
                                            Inmet Mining Corp.                                          12,700              285,020
                                            Teck Cominco Ltd. Class B                                   84,964              845,904
                                                                                                                       ------------
                                                                                                                          6,591,110
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Canada                                                51,397,986
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                              Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Drilling - 4.1%                   Transocean, Inc.                                           150,909         $ 12,424,338
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%          Coastal Energy Co. (b)                                     500,000              613,955
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in the Cayman Islands                                    13,038,293
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                      Aluminum Corp. of China Ltd. (a)                           188,500            1,768,130
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in China                                                  1,768,130
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Oil & Gas - 1.7%                 Total SA (a)                                                90,800            5,033,952
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Equipment &                       Technip SA (a)                                              64,975            1,915,612
Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in France                                                 6,949,564
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.3%                               Aegean Marine Petroleum Network, Inc.                       72,300              775,779
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Greece                                                   775,779
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration & Production - 0.9%   CNOOC Ltd. (a)                                              31,400            2,565,066
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Hong Kong                                              2,565,066
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Oil & Gas - 0.3%                 Eni SpA (a)                                                 19,250              924,962
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Drilling - 1.0%                   Saipem SpA                                                 164,500            3,071,842
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in Italy                                                  3,996,804
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.2%          Acergy SA (a)                                               85,000              595,000
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Oil & Gas - 0.7%                 BP Plc (a)                                                  40,800            2,027,760
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in the United Kingdom                                     2,622,760
-----------------------------------------------------------------------------------------------------------------------------------
United States - 68.4%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                            E.I. du Pont de Nemours & Co.                               33,400            1,068,800
                                            Intrepid Potash, Inc. (b)                                   18,400              400,016
                                            Praxair, Inc.                                               18,000            1,172,700
                                                                                                                       ------------
                                                                                                                          2,641,516
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 5.7%          Cameron International Corp. (b)                            186,200            4,517,212
                                            Dresser-Rand Group, Inc. (b)                               179,800            4,027,520
                                            Dril-Quip, Inc. (b)                                         56,000            1,383,200
                                            National Oilwell Varco, Inc. (b)                           239,601            7,161,674
                                                                                                                       ------------
                                                                                                                         17,089,606
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &               Dynegy, Inc. Class A (b)                                     2,656                9,668
Energy Traders - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Oil & Gas - 15.5%                Chevron Corp.                                              139,591           10,413,489
                                            ConocoPhillips                                             112,475            5,850,949
                                            Exxon Mobil Corp.                                          129,328            9,585,791
                                            Hess Corp.                                                  64,800            3,901,608
                                            Marathon Oil Corp.                                         142,400            4,143,840
                                            Murphy Oil Corp.                                           247,400           12,528,336
                                                                                                                       ------------
                                                                                                                         46,424,013
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                              Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                      Alcoa, Inc.                                                 22,900         $    263,579
                                            Newmont Mining Corp.                                         9,100              239,694
                                            Southern Copper Corp.                                      137,400            2,000,544
                                                                                                                       ------------
                                                                                                                          2,503,817
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Drilling - 5.9%                   Diamond Offshore Drilling, Inc.                             46,600            4,138,080
                                            ENSCO International, Inc.                                   30,900            1,174,509
                                            Helmerich & Payne, Inc.                                     95,200            3,266,312
                                            Hercules Offshore, Inc. (b)                                 39,300              286,497
                                            Nabors Industries Ltd. (b)                                 109,000            1,567,420
                                            Noble Corp.                                                149,900            4,828,279
                                            Pride International, Inc. (b)                               70,700            1,328,453
                                            Rowan Cos., Inc.                                            50,000              907,000
                                                                                                                       ------------
                                                                                                                         17,496,550
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Equipment & Services -            BJ Services Co.                                             96,000            1,233,600
9.2%                                        Baker Hughes, Inc.                                          89,300            3,121,035
                                            Complete Production Services, Inc. (b)                      39,100              484,449
                                            Exterran Holdings, Inc. (b)                                    521               11,676
                                            FMC Technologies, Inc. (b)                                 142,600            4,989,574
                                            Halliburton Co.                                            174,200            3,447,418
                                            Oil States International, Inc. (b)                          73,400            1,697,742
                                            Schlumberger Ltd.                                           75,800            3,915,070
                                            Smith International, Inc.                                   80,700            2,782,536
                                            Weatherford International Ltd. (b)                         349,452            5,898,750
                                                                                                                       ------------
                                                                                                                         27,581,850
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration & Production -        Anadarko Petroleum Corp.                                    52,200            1,842,660
25.4%                                       Apache Corp.                                               126,760           10,436,151
                                            Cabot Oil & Gas Corp. Class A                               88,200            2,475,774
                                            Carrizo Oil & Gas, Inc. (b)                                 59,100            1,382,349
                                            Cimarex Energy Co.                                          21,094              853,463
                                            Denbury Resources, Inc. (b)                                 58,113              738,616
                                            Devon Energy Corp.                                         196,898           15,921,172
                                            EOG Resources, Inc.                                        210,900           17,066,028
                                            Forest Oil Corp. (b)                                        45,800            1,337,818
                                            Mariner Energy, Inc. (b)                                    37,065              533,365
                                            Newfield Exploration Co. (b)                                69,000            1,585,620
                                            Noble Energy, Inc.                                          63,800            3,306,116
                                            Occidental Petroleum Corp.                                 117,100            6,503,734
                                            Pioneer Natural Resources Co.                               36,600            1,018,578
                                            Range Resources Corp.                                      156,900            6,624,318
                                            SandRidge Energy, Inc. (b)                                 104,300            1,116,010
                                            Southwestern Energy Co. (b)                                 62,000            2,208,440
                                            XTO Energy, Inc.                                            25,125              903,244
                                                                                                                       ------------
                                                                                                                         75,853,456
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                              Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.7%          Arch Coal, Inc.                                             36,000         $    770,760
                                            Consol Energy, Inc.                                         68,200            2,140,798
                                            Patriot Coal Corp. (b)                                      27,840              440,707
                                            Peabody Energy Corp.                                       139,200            4,803,792
                                                                                                                       ------------
                                                                                                                          8,156,057
-----------------------------------------------------------------------------------------------------------------------------------
Refining, Marketing &                       Valero Energy Corp.                                         89,000            1,831,620
Transportation - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.7%                            Equitable Resources, Inc.                                  102,000            3,540,420
                                            Williams Cos., Inc.                                         67,200            1,409,184
                                                                                                                       ------------
                                                                                                                          4,949,604
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks in the United States                                    204,537,757
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Long-Term Investments
                                            (Cost - $194,323,584) - 99.5%                                               297,440,089
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Beneficial
                                                                                                      Interest
                                            Short-Term Securities                                       (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                            BlackRock Liquidity Series, LLC Cash Sweep
                                            Series, 4.60% (c)(d)                                      $      7                6,876
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities
                                            (Cost - $6,876) - 0.0%                                                            6,876
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments
                                            (Cost - $194,330,460*)  - 99.5%                                             297,446,965

                                            Other Assets Less Liabilities - 0.5%                                          1,532,415
                                                                                                                       ------------
                                            Net Assets - 100.0%                                                        $298,979,380
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 194,838,920
                                                                  =============
      Gross unrealized appreciation                               $ 129,351,938
      Gross unrealized depreciation                                 (26,743,893)
                                                                  -------------
      Net unrealized appreciation                                 $ 102,608,045
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c)   Represents the current yield as of report date.
(d) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                               Net Activity (000)        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                        $     7             $  153,646
      Merrill Lynch Premier
         Institutional Fund                        (6,032)            $    1,238
      --------------------------------------------------------------------------

o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Natural Resources Trust
Schedule of Investments October 31, 2008 (Unaudited)

o Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trust's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
       Inputs                                                       Securities
      --------------------------------------------------------------------------
      Level 1                                                     $ 288,844,551
      Level 2                                                         8,602,414
      Level 3                                                                --
      --------------------------------------------------------------------------
      Total                                                       $ 297,446,965
                                                                  ==============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Natural Resources Trust

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Natural Resources Trust

Date: December 19, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Natural Resources Trust

Date: December 19, 2008